Common Stock (Details 3) - Equity Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Offsetting Assets [Line Items]
Number of stock options, beginning balance	4,545,000
Stock options exercise Price, beginning Balance	$ 8.00
Number of stock options, Granted		4,545,500
Stock options exercise Price, Granted		$ 8.00
Number of stock options, Cancelled/Forfeited	(974,000)
Stock options exercise Price, Cancelled/Forfeited	$ 8.00
Number of stock options, Expired
Stock options exercise Price, Expired
Number of stock options, ending balance	3,571,000	4,545,000
Number of stock options, beginning balance	4,545,500
Number of stock options, Cancelled/Forfeited
Number of stock options, ending balance		4,545,500
Stock options exercise Price, endning balance	$ 8.00	$ 8.00